REPORTING ENTITY - Other events - Macroeconomic variables used in the ECL calculation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Colombia
Disclosure of financial assets [line items]
Inflation	5.62%
Interest rate	3.00%
GDP Growth	10.60%
Unemployment rate	11.00%
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	3.39%	2.26%
Interest rate, one-year projection	4.50%	1.75%
GDP Growth, one-year projection	3.63%	3.89%
Unemployment rate, one-year projection	12.81%	16.31%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.19%	2.69%
Interest rate, one-year projection	5.25%	2.25%
GDP Growth, one-year projection	4.57%	4.86%
Unemployment rate, one-year projection	11.38%	14.43%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	5.63%	3.08%
Interest rate, one-year projection	6.50%	2.75%
GDP Growth, one-year projection	6.19%	5.85%
Unemployment rate, one-year projection	9.74%	12.90%
Guatemala
Disclosure of financial assets [line items]
Inflation	3.07%
Nominal interest rate variation	(0.41%)
GDP Growth	7.50%
Devaluation	(0.96%)
Guatemala | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.46%	5.31%
Nominal interest rate variation, one-year projection	0.09%	0.04%
GDP Growth, one-year projection	3.83%	1.67%
Devaluation rate, percentage, one-year projection		1.16%
Guatemala | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.95%	3.28%
Nominal interest rate variation, one-year projection	(0.12%)	(0.27%)
GDP Growth, one-year projection	4.53%	4.20%
Devaluation rate, percentage, one-year projection		(0.25%)
Guatemala | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.74%	2.52%
Nominal interest rate variation, one-year projection	(0.30%)	(0.50%)
GDP Growth, one-year projection	6.49%	5.84%
Devaluation rate, percentage, one-year projection		(1.79%)
Honduras
Disclosure of financial assets [line items]
Inflation	5.32%
Nominal interest rate variation	(1.60%)
GDP Growth	12.50%
Devaluation	1.49%
Honduras | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.59%	3.34%
Nominal interest rate variation, one-year projection	0.61%	0.20%
GDP Growth, one-year projection	2.81%	2.03%
Devaluation rate, percentage, one-year projection		1.91%
Honduras | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.38%	3.57%
Nominal interest rate variation, one-year projection	0.07%	(0.21%)
GDP Growth, one-year projection	4.53%	3.94%
Devaluation rate, percentage, one-year projection		0.92%
Honduras | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.32%	2.54%
Nominal interest rate variation, one-year projection	(1.15%)	(0.50%)
GDP Growth, one-year projection	4.92%	4.71%
Devaluation rate, percentage, one-year projection		(0.55%)
El Salvador
Disclosure of financial assets [line items]
Inflation	6.11%
Nominal interest rate variation	(0.14%)
GDP Growth	10.30%
El Salvador | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	1.13%	1.22%
Nominal interest rate variation, one-year projection	(0.03%)	1.10%
GDP Growth, one-year projection	4.43%	1.96%
El Salvador | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.18%	0.23%
Nominal interest rate variation, one-year projection	0.69%	0.40%
GDP Growth, one-year projection	3.42%	3.60%
El Salvador | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.34%	(0.23%)
Nominal interest rate variation, one-year projection	1.45%	(0.08%)
GDP Growth, one-year projection	1.53%	4.69%
Nicaragua
Disclosure of financial assets [line items]
Inflation	7.21%
Nominal interest rate variation	(0.86%)
GDP Growth	10.30%
Nicaragua | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	5.68%	3.67%
Nominal interest rate variation, one-year projection	3.73%	1.05%
GDP Growth, one-year projection	0.28%	(2.28%)
Nicaragua | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.14%	2.78%
Nominal interest rate variation, one-year projection	0.75%	0.11%
GDP Growth, one-year projection	3.31%	0.14%
Nicaragua | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	2.30%	2.49%
Nominal interest rate variation, one-year projection	(0.98%)	(1.38%)
GDP Growth, one-year projection	4.54%	2.12%
Costa Rica
Disclosure of financial assets [line items]
Inflation	3.30%
Nominal interest rate variation	(1.01%)
GDP Growth	7.60%
Devaluation	4.53%
Costa Rica | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.13%	2.22%
Nominal interest rate variation, one-year projection	1.59%	2.28%
GDP Growth, one-year projection	2.86%	0.93%
Devaluation rate, percentage, one-year projection		5.22%
Costa Rica | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.33%	0.98%
Nominal interest rate variation, one-year projection	0.03%	1.82%
GDP Growth, one-year projection	3.32%	2.98%
Devaluation rate, percentage, one-year projection		3.67%
Costa Rica | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	1.53%	0.75%
Nominal interest rate variation, one-year projection	(1.11%)	(0.01%)
GDP Growth, one-year projection	4.86%	4.27%
Devaluation rate, percentage, one-year projection		2.19%
Panama
Disclosure of financial assets [line items]
Inflation	2.62%
Nominal interest rate variation	(0.09%)
GDP Growth	15.30%
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	3.78%	1.89%
Nominal interest rate variation, one-year projection	0.89%	0.21%
GDP Growth, one-year projection	3.35%	2.37%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.86%	0.23%
Nominal interest rate variation, one-year projection	0.84%	0.02%
GDP Growth, one-year projection	5.12%	4.04%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	2.17%	(0.29%)
Nominal interest rate variation, one-year projection	0.37%	(0.13%)
GDP Growth, one-year projection	8.03%	6.34%